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Capital Link Global Fintech Leaders ETF
Capital Link Global Fintech Leaders ETF
Investment Objective

The Capital Link Global Fintech Leaders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AF Global Fintech Leaders Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Link Global Fintech Leaders ETF
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
Fee Waiver	0.20%	[1]
Total Annual Fund Operating Expenses after Fee Waiver	0.75%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee in an amount equal to 0.20% of average daily net assets through March 31, 2023, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (after taking into account the fee waiver for the first year of each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
| Capital Link Global Fintech Leaders ETF | USD ($)	77	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the fiscal year ended November 30, 2020, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio. For the fiscal period December 1, 2020 through May 21, 2021, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets in securities of the Index. The Index was designed by Capital Link (the “Index Provider”) to measure the performance of a diversified group of publicly-listed companies considered to be Fintech Leaders, as defined below. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Fintech Leaders.

The Index is constructed using a proprietary natural language processing (“NLP”) algorithmic stock selection methodology developed by ALLINDEX (the “Methodology”) that begins with an initial universe of companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by ALLINDEX according to the rules-based Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

From this initial universe, companies are screened according to the Methodology for their involvement in, investment in, or adoption of digital asset solutions and new technology solution providers using the NLP algorithm (“Fintech Leaders”). The NLP algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The NLP algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are strongly tied to digital asset solutions and new technology solution providers.

These strongly-tied screened companies are then grouped into two “stakeholder” categories: (1) Digital Asset Providers (companies that use technology to increase operational efficiencies, optimize settlement processes, enhance the customer experience, increase data security/integrity, or create digital assets; and (2) Solutions Providers (companies that assist financial services businesses and organizations in the adoption and implementation of the latest technologies and applications). Companies are ranked within each stakeholder category based on a proprietary sentiment score calculated by the NLP algorithm. In order to limit overconcentration of the Index in a stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their stakeholder category; (2) the maximum number of Index components in each stakeholder category is capped at 20; and (3) components chosen for inclusion in the Index are equally weighted. Index components are reconstituted in June and December and rebalanced in March and September. As of December 1, 2021, the Index comprised 45 component securities with an average market capitalization of $222.7 billion.

The term “digital asset” generally refers to a decentralized, peer-to-peer distributed ledger used to record transaction and ownership records. Transactions for a digital asset are permanently recorded on a ledger, which reflect all transactions that have been recorded and authenticated by network participants. Companies across a wide variety of industries are exploring the possible applications of digital assets to their business, including commodity trading firms, financial services companies, and companies in the transportation industry. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of companies eligible for inclusion in the Index may have minimal ties to blockchain. The Fund will not invest in cryptocurrency directly or indirectly through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to cryptocurrency by virtue of its investments in companies that may use one or more cryptocurrencies as part of their business activities.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its net assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 1, 2021, the Index was concentrated in the software and IT services industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 1, 2021, a significant portion of the Index consisted of companies in the information technology sector.

Capital Link and ALLINDEX are not affiliates of the Fund or the Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser or the Index Provider.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Depositary Receipt Risk. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. ADRs are dollar-denominated depositary receipts typically issued by an American bank or trust company that evidence an ownership interest in a security or pool of securities issued by a foreign corporation. ADRs are listed and traded in the United States and designed for use in the U.S. securities markets. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described herein. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

China A-Shares Investment Risk. The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, trading through Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A-shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A-shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Fund’s investments in China A-shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A-shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Digital Assets Risk. The technology relating to digital assets is new and developing. Digital asset technology is used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Currently, there are few public companies for which digital asset technology represents an attributable and significant revenue stream. Digital asset technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests. In addition, an investment in companies actively engaged in digital asset technology may be subject to the risks:

•	that digital asset technology is new and many of its uses may be untested; that the cryptographic keys necessary to transact on a digital asset ledger may be subject to theft, loss, or destruction; that competing platforms and technologies may be developed such that consumers or investors use an alternative to digital assets;
•	that companies that use digital asset technology may be subject to cybersecurity risk; that companies may not be able to develop digital asset technology applications or may not be able to capitalize on those technologies;
•	that digital asset companies may be subject to the risks posed by conflicting intellectual property claims;
•	that there may be a lack of liquid markets and possible manipulation of digital assets;
•	that there may be risks posed by the lack of regulation in this space; and
•	that digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Cryptocurrency Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in cryptocurrencies. Such companies may invest may be subject to the risk that: the technology that facilitates the transfer of a cryptocurrency could fail; the decentralized, open source protocol of the peer-to-peer cryptocurrency computer network could be affected by Internet connectivity disruptions, fraud or cybersecurity attacks; such network may not be adequately maintained by its participants; because cryptocurrency is a new technological innovation with a limited history, it is a highly speculative asset; future regulatory actions or policies may limit the ability to exchange a cryptocurrency or utilize it for payments; the price of a cryptocurrency may be impacted by the transactions of a small number of holders of such cryptocurrency; and that a cryptocurrency will decline in popularity, acceptance or use, thereby impairing its price.

Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of December 1, 2021, the Index was concentrated in the software and IT services industries.

IT Services Industry Risk. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. As of December 1, 2021, a significant portion of the Index consisted of companies in the information technology sector.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Methodology Risk. The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Provider. No assurance can be given that stocks of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund's portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Tracking Stock Risk. Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the ATFI Global NextGen Fintech Index (the Fund’s index through December 16, 2021) and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On December 17, 2021, the Fund’s name, index, investment objective, and principal investment strategies changed. Therefore, the performance and average annual total returns shown for periods prior to December 17, 2021 may have differed had the Fund’s current investment strategies been in effect during those periods. Updated performance information is available online at www.cli-etfs.com or by calling toll-free 833-466-6383.

Annual Total Returns as of 12/31
[1]	The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2021 was 11.97%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	23.39%	Q2/2020
Lowest Return	-14.90%	Q1/2020

Average Annual Total Returns for the periods ended December 31, 2020
Average Annual Total Returns -	Label	1 Year	Since Inception	Inception Date
Capital Link Global Fintech Leaders ETF	Return Before Taxes	31.99%	16.25%	Jan. 30, 2018
Capital Link Global Fintech Leaders ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	31.86%	15.93%	Jan. 30, 2018
Capital Link Global Fintech Leaders ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	19.03%	12.70%	Jan. 30, 2018
ATFI Global NextGen Fintech Index	ATFI Global NextGen Fintech Index	32.65%	16.86%	Jan. 30, 2018
S&P 500® Index	S&P 500® Index	18.40%	12.02%	Jan. 30, 2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.